Accrued Expenses and Other Current Liabilities (Details) - 6 months ended Jan. 31, 2022	USD ($)	CNY (¥)
Accrued Expenses and Other Current Liabilities [Abstract]
Deposit amount	$ 250,000
Arbitration and counterclaim fee	12,876	¥ 81,844
Accrued legal liabilities	$ 262,876